REPORT TO STOCKHOLDERS



TO THE STOCKHOLDERS:

     The Annual Report of Old Dominion Investors Trust, Inc. covers the 12 month period of our year from September 1, 1999 through August 31, 2000.

     There were no factors, strategies, or techniques that materially affected the Fund over the past year, Management continued to purchase good quality blue chip stocks listed on the New York Stock Exchange. All securities that are purchased for the Fund must have paid continuous dividends for at least 10 years. We believe this gives the Fund additional stability.

     We focus on buying and adding stocks of companies with dividends and good prospects for improving earnings.

     The Fund, through August 31, 2000, received $271,471 from expired call options ($.62 per share). This income is distributed to stockholders in the form of cash distributions. We will continue to sell options on portfolio securities as market conditions warrant. Management believes this is a good strategy to achieve above average income. Otherwise, high yields are just not to be found in many stocks.

     The Fund will continue to seek out attractive investments that sell at reasonable prices in relation to earnings.



                                        Sincerely yours,




                                        Cabell B. Birdsong
                                        President, Investors Security Co., Inc.
                                        Investment Advisor and Manager


                                        James F. Hope
                                        President, Old Dominion Investors
                                        Trust, Inc.
October 15, 2000

  Comparison of the Change in a $10,000 Investment in Old Dominion Investors'
          Trust and the Standard & Poors 500 Index of August 31, 2000


    (PERFORMANCE GRAPH APPEARS HERE. SEE THE TABLES BELOW FOR PLOT POINTS.)


       Value at August 31,          1990      1991       1992       1993       1994
 Old Dominion Investors' Trust    $ 9,600   $11,624    $12,239    $13,491    $14,289
   Standard & Poors 500 Index     $10,000   $12,691    $13,698    $15,784    $16,647

       Value at August 31,          1995       1996       1997       1998       1999       2000
 Old Dominion Investors' Trust    $16,874    $19,288    $24,581    $24,478    $29,831    $27,410
   Standard & Poors 500 Index     $20,219    $24,003    $33,756    $36,488    $51,019    $59,345


         Average Annual Returns for the periods ended August 31, 2000*

         1 Year             5 Year              10 Year
         ------             ------              -------
        -11.78%              9.29%              10.61%

* Average annual return for the Fund assumes the purchase of shares at the maximum offering price and the deduction of all fees and expenses

Performance and data represent past performance. Investment return and principal value of an investment in the Fund will fluctuate. Your shares, when redeemed, may be worth more or less than their original cost.

OLD DOMINION INVESTORS' TRUST, INC.


PORTFOLIO OF INVESTMENTS
August 31, 2000


  Shares                                                  Value
---------             COMMON STOCKS: 91.9%            ------------
                   Building Products: 0.4%
  2,000     Armstrong Holding, Inc.                    $   31,875
                                                       ----------
                       Chemicals: 8.4%
  9,500     Dow Chemical Company                          248,781
  6,500     E.I. du Pont de Nemours & Company             291,688
  4,000     PPG Industries, Inc.                          162,000
                                                       ----------
            Total                                         702,469
                                                       ----------
                     Communications: 8.5%
  3,550     AT & T Corp.                                  111,825
  3,900     Motorola, Inc.                                140,644
  3,100     SBC Communications Inc.                       129,425
  7,700     Verizon Communications                        335,913
                                                       ----------
            Total                                         717,807
                                                       ----------
                       Computers: 7.1%
  1,000     Hewlett-Packard Co.                           120,750
  2,600     International Business Machines Corp.         343,200
  2,000     Texas Instruments Inc.                        133,875
                                                       ----------
            Total                                         597,825
                                                       ----------
              Consumer Goods and Services: 6.5%
  6,700     Eastman Kodak Co.                             417,075
    800     Johnson & Johnson                              73,550
    600     Quaker Oats Co.                                40,762
    400     Tiffany & Co.                                  16,650
                                                       ----------
            Total                                         548,037
                                                       ----------
                    Energy Products: 7.1%
  4,492     Exxon Mobil Corp.                             366,659
  2,000     TXU Corp.                                      69,875
  3,100     Texaco Inc.                                   159,650
                                                       ----------
            Total                                         596,184
                                                       ----------
                     Entertainment: 0.8%
  1,700     Carnival Corp.                                 33,894
    400     Time Warner Inc.                               34,200
                                                       ----------
            Total                                          68,094
                                                       ----------
                  Financial Services: 17.6%
  7,400     Bank of America Corp.                         396,363
    100     Bank of New York Company, Inc.                  5,244
  7,550     Chase Manhattan Corp.                         421,856
  1,000     Fannie Mae                                     53,750
  6,000     First Union Corp.                             173,625
 10,000     FleetBoston Financial Corp.                   426,875
                                                       ----------
            Total                                       1,477,713
                                                       ----------
               Industrial Manufacturing: 15.5%
  4,800     Alcoa Inc.                                    159,600
  4,000     Caterpillar Inc.                              147,000
  5,400     General Electric Co.                          316,913
  5,300     Minnesota Mining & Manufacturing Co.          492,900
  4,000     Weyerhaeuser Co.                              185,250
                                                       ----------
            Total                                       1,301,663
                                                       ----------

OLD DOMINION INVESTORS' TRUST, INC.


PORTFOLIO OF INVESTMENTS
August 31, 2000


 Shares                                                  Value
--------                                             ------------
                Information Services: 10.2%
  2,000    Automatic Data Processing, Inc.            $  119,250
    100    Electronic Data Systems Corp.                   4,981
  2,000    Gannett Co., Inc.                             113,250
  3,400    McGraw-Hill Companies, Inc.                   210,587
  6,000    Pitney Bowes Inc.                             219,375
 11,600    Xerox Corp.                                   186,325
                                                      ----------
           Total                                         853,768
                                                      ----------
                      Insurance: 1.3%
    150    American International Group, Inc.             13,369
  1,000    CIGNA Corp.                                    97,250
                                                      ----------
           Total                                         110,619
                                                      ----------
                    Pharmaceutical: 4.3%
    500    Bristol-Myers Squibb Company                   26,500
  2,700    Merck & Co., Inc.                             188,662
  1,500    Pfizer Inc.                                    64,875
  2,100    Schering-Plough Corp.                          84,262
                                                      ----------
           Total                                         364,299
                                                      ----------
                        Retail: 4.1%
  4,300    Gap, Inc.                                      96,481
  1,200    Home Depot, Inc.                               57,675
  3,000    J.C. Penney Company, Inc.                      42,000
  3,300    Wal-Mart Stores, Inc.                         156,544
                                                      ----------
           Total                                         352,700
                                                      ----------
                    Transportation: 0.1%
    100    Delta Air Lines Inc.                            4,950
                                                      ----------
           Total common stocks (Cost $8,945,932)       7,728,003
                                                      ----------

OLD DOMINION INVESTORS' TRUST, INC.


PORTFOLIO OF INVESTMENTS
August 31, 2000


 Principal                                                                              Value
-----------                                                                        ---------------
                          REPURCHASE AGREEMENT: 8.1%
              UMB Bank N.A., 6.09%, dated 7/6/00, due 9/19/00, repurchase price
              $108,358 (collateralized by U.S. Treasury Note, 5.625%, due
 $107,000     5/15/01, market value $111,212)                                       $    107,000
              UMB Bank N.A., 6.14%, dated 8/11/00, due 9/8/00, repurchase price
              $94,449 (collateralized by U.S. Treasury Note, 5.75%, due 6/30/01,
   94,000     market value $96,368)                                                       94,000
              UMB Bank N.A., 6.18%, dated 7/21/00, due 9/18/00, repurchase price
              $108,084 (collateralized by U.S. Treasury Bill, due 10/5/00,
  107,000     market value $110,349)                                                     107,000
              UMB Bank N.A., 6.18%, dated 8/25/00, due 9/1/00, repurchase price
              $300,361 (collateralized by U.S. Treasury Note, 6.6625%, due
  300,000     7/31/01, market value $305,816)                                            300,000
              UMB Bank N.A., 6.02%, dated 6/6/00, due 9/16/00, repurchase price
              $55,929 (collateralized by FNMA Note, 5.625%, due 3/15/01, market
   55,000     value $57,143)                                                              55,000
              UMB Bank N.A., 6.17%, dated 7/28/00, due 9/15/00, repurchase price
              $100,840 (collateralized by U.S. Treasury Note, 5.50%, due
  100,000     12/18/00, market value $105,777)                                           100,000
                                                                                    ------------
              Total repurchase agreements (Cost $763,000)                                763,000
                                                                                    ------------
              Total Investments in Securities
              (Cost $9,708,932)* (Notes 1A and 2)                       101.0%         8,491,003
              Liabilities in Excess of Cash and Other Assets-Net         (1.0%)          (80,507)
                                                                        -----       ------------
               Total Net Assets                                         100.0%      $  8,410,496
                                                                        =====       ============
              * Cost for federal income tax purposes is $9,708,932 and net unrealized depreciation consists of:
              Gross Unrealized Appreciation                                         $    408,865
              Gross Unrealized Depreciation                                           (1,626,794)
                                                                                    ------------
              Net Unrealized Depreciation                                           $ (1,217,929)
                                                                                    ============

See notes to financial statements

OLD DOMINION INVESTORS' TRUST, INC.


SCHEDULE OF OPTION CONTRACTS WRITTEN
August 31, 2000


 Number of
 Contracts                                                              Value
-----------                                                           ---------
                             COVERED CALL OPTIONS:
     18       AT&T Corp., October $65                                  $   112
     24       Alcoa Inc, January $40                                     2,925
     10       Armstrong Holdings, Inc., September $25                       62
     37       Bank of America Corp., November $70                        1,156
      5       Bristol-Myers Squibb Co., September $65                       32
      5       CIGNA Corp., October $105                                  1,094
      6       Carnival Corp., October $25                                  112
     15       Chase Manhattan Corp., December $60                        4,875
     28       Chase Manhattan Corp., December $70                        3,150
     36       Dow Chemical Company, September $46.6                        675
     27       E.I. Du Pont de Nemours & Company, January $75               337
     33       Eastman Kodak Co., October $70                             1,444
     18       Exxon Mobil Corp., October $95                               225
      5       Fannie Mae, December $65                                     484
     60       FleetBoston Financial Corp., Jan $50                       7,125
      7       Gannett Co., Inc., October $75                               175
     10       Gap, Inc., December $35                                      250
      5       Gap, Inc., December $40                                       94
     30       General Electric Co., January $63.375                      8,250
      5       Hewlett-Packard Co., October $130                          2,562
      5       Home Depot, Inc., November $60                               375
     13       International Business Machines Corp., October $125       15,925
      4       Johnson & Johnson, January $115                              387
     17       McGraw-Hill Companies, Inc., January $65                   8,287
     13       Merck & Co., Inc., October $80                               731
     25       Minnesota Mining & Manufacturing Co., October $100         5,312
     20       Motorola, Inc., January $45                                3,750
     30       J. C. Penney Company, Inc., November $20                     562
      7       Pfizer Inc., December $50                                    788
     20       Pitney Bowes Inc., January $60                               376
     25       Pitney Bowes Inc., January $60                               469
      6       Quaker Oats Co., October $85                                 150
      7       SBC Communications Inc., October $55                         131
      5       SBC Communications Inc., October $60                          63
      5       Schering-Plough Corp., January $55                           344
      5       Schering-Plough Corp., January $60                           188
     25       Texaco Inc., January $70                                     937
     15       Texas Instruments Inc., October $80                        2,250
      4       Tiffany & Co., November $50                                  475
      4       Time Warner Inc., December $100                            1,100
     15       Wal-Mart Stores, Inc., December $70                          375
     10       Weyerhauser Co., January $60                                 688
     10       Weyerhauser Co., October $65                                  63
     10       Xerox Corp., January $25                                     375
                                                                       -------
              Total (premiums received $114,555)                        79,240
                                                                       -------

OLD DOMINION INVESTORS' TRUST, INC.


SCHEDULE OF OPTION CONTRACTS WRITTEN
August 31, 2000


 Number of
 Contracts                                                                   Value
-----------                                                               -----------
                                    PUT OPTIONS:
     10       AT&T Corp., October $30                                      $  1,125
      3       American International Group, November $80                        356
      8       Carnival Corp., October $25                                     4,050
      5       Delta Air Lines, Inc., October $50                              1,563
      5       Delta Air Lines, Inc., October $55                              3,156
      7       E.I. Du Pont de Nemours & Co., October $45                      1,225
      5       Electronic Data Systems Corp., September $40                      125
      5       Fannie Mae, September $55                                         969
      5       Fannie Mae, September $50                                       1,063
      5       General Electric Co., September $50                                31
      5       Home Depot Inc., November $50                                   2,125
      3       Johnson & Johnson, October $95                                  1,631
      5       McGraw-Hill Co., September $60                                    500
      6       Pfizer Inc., September $45                                      1,238
      5       SBC Communications Inc., October $45                            1,875
      6       Tiffany & Co., November $32.5                                     375
      4       Time Warner Inc., September $75                                    50
      4       Time Warner Inc., December $85                                  2,650
      5       Wal-Mart Stores, Inc., December $50                             2,625
      3       Verizon Communications, October $50                             2,025
                                                                           --------
               Total (premiums received $32,683)                             28,757
                                                                           --------
               Total (premiums received $147,238)(Notes 1A, 1D and 3)      $107,997
                                                                           ========

See notes to financial statements

OLD DOMINION INVESTORS' TRUST, INC.


STATEMENT OF ASSETS AND LIABILITIES
August 31, 2000



ASSETS
 Investments in securities, at value (identified cost $9,708,932) (Notes 1A and 2)            $  8,491,003
 Cash                                                                                               24,768
 Receivable for:
  Dividends and interest                                                                            34,356
  Fund shares sold                                                                                   9,268
 Prepaid expenses                                                                                   14,593
 Other assets                                                                                        6,532
                                                                                              ------------
   Total assets                                                                                  8,580,520
                                                                                              ------------
LIABILITIES
 Payable for securities purchased                                                                   35,343
 Accrued expenses                                                                                   26,684
 Options written, at value (premiums received $147,238) (Note 3)                                   107,997
                                                                                              ------------
   Total liabilities                                                                               170,024
                                                                                              ------------
NET ASSETS
 (Applicable to 433,465 shares of capital stock outstanding; 500,000 shares of $12.50 par
  value authorized)                                                                           $  8,410,496
                                                                                              ============
Computation of offering price:
 Net asset value and redemption price per share ($8,410,496 divided by 433,465 shares)        $      19.40
                                                                                              ============
 Offering price per share (100/96 of net asset value)*                                        $      20.21
                                                                                              ============
*On investments of $100,000 or more the offering price is reduced.
Net assets consist of:
 Paid-in capital                                                                              $  9,571,996
 Undistributed net realized gain on investments                                                     17,188
 Net unrealized depreciation of investments                                                     (1,178,688)
                                                                                              ------------
                                                                                              $  8,410,496
                                                                                              ============

See notes to financial statements

OLD DOMINION INVESTORS' TRUST, INC.


STATEMENT OF OPERATIONS
Year ended August 31, 2000


     INVESTMENT INCOME
      Income
        Dividends                                                           $    212,703
        Interest                                                                  16,010
                                                                            ------------
         Total income                                                            228,713
                                                                            ------------
      Expenses
        Investment management fee (Note 4)                                        46,552
        Professional fees                                                         14,412
        Insurance expense                                                         16,101
        Printing shareholder reports                                              12,578
        Directors' fees                                                            9,600
        Registration fees                                                          3,724
        Transfer agent expenses                                                   68,607
        Distribution expenses                                                     12,966
                                                                            ------------
         Total expenses                                                          184,540
                                                                            ------------
     NET INVESTMENT INCOME                                                        44,173
                                                                            ------------
     REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
        Net realized gain on option contracts written                            271,471
        Net realized gain on investments                                         170,857
        Net change in unrealized depreciation of investments and option
         contracts written                                                    (1,356,452)
                                                                            ------------
     NET LOSS ON INVESTMENTS                                                    (914,124)
                                                                            ------------
     NET DECREASE IN NET ASSETS FROM OPERATIONS                             $   (869,951)
                                                                            ============

See notes to financial statements

OLD DOMINION INVESTORS' TRUST, INC.


STATEMENT OF CHANGES IN NET ASSETS
For the years ended August 31,


                                                                                               2000              1999
                                                                                         ---------------   ---------------
OPERATIONS
 Net investment income                                                                    $     44,173      $    150,002
 Net realized gain on option contracts written                                                 271,471           242,218
 Net realized gain on investments                                                              170,857           643,552
 Net change in unrealized depreciation of investments and option contracts written          (1,356,452)          881,088
                                                                                          ------------      ------------
  Net increase (decrease) in net assets resulting from operations                             (869,951)        1,916,860
DISTRIBUTIONS TO SHAREHOLDERS
 Distributions from net investment income ($0.23 and $0.47 per share, respectively)           (105,072)         (191,934)
 Distributions from net realized gain on investments ($2.09 and $3.60 per share,
  respectively)                                                                               (935,356)       (1,444,092)
CAPITAL SHARE TRANSACTIONS
 Net increase (decrease) in net assets derived from the change in the number of
  outstanding shares(a)                                                                       (348,525)        1,492,484
                                                                                          ------------      ------------
  Total increase (decrease) in net assets                                                   (2,258,904)        1,773,318
NET ASSETS
 Beginning of the period                                                                    10,669,400         8,896,082
                                                                                          ------------      ------------
 End of the period
  (including undistributed net investment income of $ -0- and $60,899, respectively)      $  8,410,496      $ 10,669,400
                                                                                          ============      ============

(a) Transactions in capital shares were as follows:

                                                                        2000                            1999
                                                           ------------------------------   ----------------------------
                                                              Shares           Amount          Shares          Amount
                                                           ------------   ---------------   ------------   -------------
Shares sold                                                    21,491      $    451,601         41,777      $1,003,626
Shares issued in reinvestment of distributions from net
 investment income and realized gain on investments and
 options contracts written                                     38,138           794,505         55,419       1,246,738
                                                               ------      ------------         ------      ----------
                                                               59,629         1,246,106         97,196       2,250,364
Shares redeemed                                               (79,001)       (1,594,631)       (31,756)       (757,880)
                                                              -------      ------------        -------      ----------
Net increase (decrease)                                       (19,372)     $   (348,525)        65,440      $1,492,484
                                                              =======      ============        =======      ==========

See notes to financial statements

OLD DOMINION INVESTORS' TRUST, INC.


FINANCIAL HIGHLIGHTS
Year ended August 31,


For a share outstanding throughout each period                  2000          1999          1998          1997          1996
                                                            -----------   -----------   -----------   -----------   -----------
Per Share Operating Performance
Net asset value, beginning of period                          $ 23.56       $ 22.96       $ 26.81      $ 23.09       $ 21.52
                                                              -------       -------       -------      -------       -------
Income (loss) from investment operations --
 Net investment income                                           0.10          0.34          0.40         0.47          0.53
 Net realized and unrealized gain (loss) on investments         (1.94)         4.33         (0.38)        5.52          2.46
                                                              -------       -------       -------      -------       -------
  Total from investment operations                              (1.84)         4.67          0.02         5.99          2.99
                                                              -------       -------       -------      -------       -------
Less distributions --
 Distributions from net investment income                        0.23          0.47          0.22         0.62          0.29
 Distributions from net realized gains on investments            2.09          3.60          3.65         1.65          1.13
                                                              -------       -------       -------      -------       -------
  Total distributions                                            2.32          4.07          3.87         2.27          1.42
                                                              -------       -------       -------      -------       -------
Net asset value, end of period                                $ 19.40       $ 23.56       $ 22.96      $ 26.81       $ 23.09
                                                              =======       =======       =======      =======       =======
Total Return*                                                   (8.11)%       21.86%        (0.42)%      27.44%        23.09%
Ratios/Supplemental Data
Net assets, end of period (in thousands)                      $10,669       $10,669       $ 8,896      $ 9,478      $  7,793
Ratio to average net assets --
 Expenses                                                        1.99%         1.07%         1.08%        1.16%         1.30%
 Net investment income                                           0.48%         1.47%         1.48%        1.88%         2.35%
Portfolio turnover rate                                            50%           87%           86%          86%          119%

* Calculated without deduction of sales load.

See notes to financial statements

OLD DOMINION INVESTORS' TRUST, INC.

NOTES TO FINANCIAL STATEMENTS
August 31, 2000


(1) SIGNIFICANT ACCOUNTING POLICIES

     Old Dominion Investors' Trust, Inc. (the "Trust") is registered under the Investment Company Act of 1940 (the "1940 Act") as a diversified, open-end management investment company. The primary investment objective of the Trust is to seek income with long-term growth of capital being a secondary objective. There can be no assurance that the Trust's objective will be achieved. The Trust's assets are invested in marketable securities whose prices fluctuate. Therefore, the value of the outstanding shares of the Trust are not fixed, but vary with the daily changes in market value of those securities held in the Trust's portfolio.

     The following is a summary of the significant accounting policies followed by the Trust:

   Security Valuation. Portfolio securities which are traded on an exchange are valued at the last reported sale price on the date of valuation. If there is no reported sale then the valuation is based upon the mean between the bid and ask prices. Securities for which reliable quotations are not readily available are valued at fair market value as determined in good faith by the Trust's Board of Directors. Short-term investments are valued at cost which when combined with accrued interest equals fair market value.

   Federal Income Taxes. The Trust intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

   Security Transactions and Dividends. As is common in the industry, security transactions are accounted for on the trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

   Option Accounting Principles. When the Trust sells an option, the premium received is recorded as a liability. Each day the option contract liability is valued in accordance with the procedures for security valuations discussed above. When an offsetting option is purchased (closing transaction) or the option contract expires, the Trust realizes a gain or loss and the liability related to such option contract is eliminated. When an option is exercised, the Trust realizes a gain or loss from the sale of the underlying security and the proceeds of the sale are increased by the premiums originally received.

   Use of Estimates. In preparing financial statements in accordance with generally accepted accounting principles, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements, and revenues and expenses during the reporting period. Actual results could differ from those estimates.


(2) INVESTMENTS

     During the year ended August 31, 2000, the cost of purchases and the proceeds from sales of securities, excluding short-term notes, was $4,434,400 and $5,239,625, respectively.

OLD DOMINION INVESTORS' TRUST, INC.

August 31, 2000


(3) OPTIONS WRITTEN
     A summary of option contracts written by the Trust during the year is as follows:


                                                       Calls                        Puts
                                             --------------------------   -------------------------
                                              Number of       Option       Number of       Option
                                               Options       Premiums       Options       Premiums
                                             -----------   ------------   -----------   -----------
Options outstanding at beginning of year           712      $   79,352         55        $  6,440
Options written                                  2,491         344,319        110          36,707
Stock splits                                        49              --          4              --
Options closed                                     (92)        (15,705)        --              --
Options exercised                                 (218)        (35,761)       (10)         (4,024)
Options expired                                 (2,258)       (257,650)       (55)         (6,440)
                                                ------      ----------        ---        --------
Options outstanding at end of year                 684      $  114,555        104        $ 32,683
                                                ======      ==========        ===        ========

     At August 31, 2000, portfolio securities valued at $3,921,981 were subject to covered call options written by the Trust.

     At August 31, 2000, the Fund had repurchase agreements with a market value of $463,000 which were held in a segregated account at its custodian bank to cover the Fund's commitments under open put option contracts written.


(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     Investors Security Company, Inc. ("Investors Security") provides the Trust with investment management and advisory services pursuant to an investment advisory agreement and contract. Investors Security furnished all investment advice, office space and salaries of personnel needed by the Trust. Additionally, Investors Security has agreed to act as the Trust's registrar and transfer agent and to bear all related costs associated with the registration and transfer of the Trust's shares. As compensation for its services, the Manager is paid a monthly fee which is equal to an annual rate of .50% of the Trust's average net assets.

     The Trust has adopted a Plan pursuant to Rule 12B-1 under the 1940 Act (the "Plan"), whereby it may pay up to .25% of average daily net assets to its principal underwriter, Investors' Security Company, Inc. ("ISC"), for expenses incurred in the distribution of the Trust's shares. Pursuant to this Plan, ISC is entitled to reimbursement for payments to securities dealers providing shareholder services. Distribution expenses incurred by ISC were $12,966 for the year ended August 31, 2000.

     Investors Security is a registered securities broker/dealer and serves as the Trust's principal underwriter. During the year ended August 31, 2000, Investors Security received $3 in underwriter's concessions and $4,363 in commissions as a retail dealer in the Trust's shares. Investors Security also received $65,437 in brokerage commissions on the execution of certain of the Trust's portfolio transactions.

     Certain officers and directors of the Trust are also officers and/or directors of Investors Security.

REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS


To the Shareholders and Board of Directors of Old Dominion Investors' Trust, Inc.
Suffolk, Virginia

     We have audited the accompanying statement of assets and liabilities of Old Dominion Investors' Trust, Inc., including the portfolio of investments and schedule of option contracts written, as of August 31, 2000, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of Old Dominion Investors' Trust, Inc. for the year ended August 31, 1996 were audited by other auditors whose report dated September 26, 1996, expressed an unqualified opinion on the financial highlights.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2000, by correspondence with the custodian and brokers. Where brokers did not reply to our confirmation requests, we carried out other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Old Dominion Investors' Trust, Inc. as of August 31, 2000, the results of its operations for the year then ended, and the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended in conformity with generally accepted accounting principles.



                                        BRIGGS, BUNTING & DOUGHERTY, LLP


Philadelphia, Pennsylvania
September 20, 2000

 OLD DOMINION INVESTORS' TRUST, INC.
           110 BANK STREET
       SUFFOLK, VIRGINIA 23434
          PHONE 757-539-2396                  OLD DOMINION INVESTORS TRUST, INC.
                                              ----------------------------------
                                                   A mutual fund since 1951

              Custodian
               UMB Bank
           928 Grand Avenue
     Kansas City, Missouri 64141



               Counsel
          Kaufman & Canoles
         Nations Bank Center
            P.O. Box 3037
          Norfolk, VA 23574



               Auditors
   Briggs, Bunting & Dougherty, LLP
          Two Logan Square,
              Suite 2121
Philadelphia, Pennsylvania 19103-4901



         Manager, Underwriter
  Investors' Security Company, Inc.
           110 Bank Street
       Suffolk, Virginia 23434
        Phone: (757) 539-2396



            Transfer Agent
      PFPC Global Fund Services                       ANNUAL REPORT
          3200 Horizon Drive                          AUGUST 31, 2000
            P.O. Box 61503
    King of Prussia, PA 19406-0903
        Phone: (610) 239-4500